Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property, plant and equipment
Summary of property plant and equipment

		Office
	Instruments	equipment
	and	and	Transporting	Leasehold
	equipment	furniture	equipment	improvements	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
As of January 1, 2020
Cost	147,658	3,953	469	21,081	173,161
Accumulated depreciation	(73,095)	(1,754)	(166)	(15,133)	(90,148)
Net book value	74,563	2,199	303	5,948	83,013
Year ended December 31, 2020
Opening net book value	74,563	2,199	303	5,948	83,013
Additions	19,573	908	—	6,896	27,377
Depreciation	(28,038)	(784)	(112)	(4,532)	(33,466)
Exchange differences	(33)	—	—	—	(33)
Closing net book value	66,065	2,323	191	8,312	76,891
As of December 31, 2020
Cost	167,085	4,861	469	27,977	200,392
Accumulated depreciation	(101,020)	(2,538)	(278)	(19,665)	(123,501)
Net book value	66,065	2,323	191	8,312	76,891
Year ended December 31, 2021
Opening net book value	66,065	2,323	191	8,312	76,891
Additions	58,169	1,683	—	10,827	70,679
Disposals	(313)	(54)	—	(35)	(402)
Depreciation	(29,729)	(910)	(112)	(6,114)	(36,865)
Exchange differences	(17)	(1)	—	—	(18)
Closing net book value	94,175	3,041	79	12,990	110,285
As of December 31, 2021
Cost	222,203	5,971	469	36,652	265,295
Accumulated depreciation	(128,028)	(2,930)	(390)	(23,662)	(155,010)
Net book value	94,175	3,041	79	12,990	110,285
Year ended December 31, 2022
Opening net book value	94,175	3,041	79	12,990	110,285
Additions	35,105	258	—	43,703	79,066
Disposals	(318)	(5)	—	(217)	(540)
Depreciation	(42,319)	(900)	(56)	(7,418)	(50,693)
Exchange differences	405	24	—	206	635
Closing net book value	87,048	2,418	23	49,264	138,753
As of December 31, 2022
Cost	256,216	6,152	469	77,144	339,981
Accumulated depreciation	(169,168)	(3,734)	(446)	(27,880)	(201,228)
Net book value	87,048	2,418	23	49,264	138,753